Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment 12/31/20 Based on Total Shareholder Return	Net Income (Loss)
2024	$296,764	$288,960	$107,347	$107,347	$127.91	$(1,052,948)
2023	$286,149	$277,780	$92,300	$92,300	$102.77	$205,614
2022	$270,617	$270,617	$78,515	$78,515	$100.00	$(455,757)

PEO Total Compensation Amount	$ 296,764	$ 286,149	$ 270,617
PEO Actually Paid Compensation Amount	288,960	277,780	270,617
Non-PEO NEO Average Total Compensation Amount	107,347	92,300	78,515
Non-PEO NEO Average Compensation Actually Paid Amount	107,347	92,300	78,515
Total Shareholder Return Amount	127.91	102.77	100.00
Net Income (Loss) Attributable to Parent	$ (1,052,948)	$ 205,614	$ (455,757)